UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23966

Booster Income Opportunities Fund
(Exact name of registrant as specified in charter)

1745 S Naperville Road, Suite 200 Wheaton, IL	60189
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
Corporation Trust Center 1209 Orange Street Wilmington, New Castle County, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	8/31

Date of reporting period:	02/28/2025

Item 1. Reports to Stockholders.

(a)

Booster Income Opportunities Fund

Symbol: BAMIX

www.boosterincomefund.com

Semi-Annual Financial Statements and

Additional Information

February 28, 2024

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money. Fund shares are not FDIC insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal. You may find the prospectus documents for free by calling toll-free (+1-833-510-8133) or visiting www.boosterincomefund.com.

Distributed by Northern Lights Distributors, LLC.

Booster Income Opportunities Fund
PORTFOLIO REVIEW (Unaudited)
February 28, 2025

The Fund’s Performance Figures for the Period Ending February 28, 2025 Compared to Its Benchmarks:

Average
Annual Return
Since Inception (a)
Booster Income Opportunities Fund:
Class Y *	1.04%
Bloomberg U.S. Aggregate Bond Index	2.66%
Bloomberg U.S. Corporate High Yield Index	2.34%

*	Class Y commenced operations on November 15, 2024.

(a)	Total returns are calculated based on unadjusted NAVs. Total returns for periods less than one year are not annualized.

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-through’s), ABS, and CMBS. The Bloomberg U.S. Aggregate Bond Index rolls up into other Bloomberg Capital flagship indices such as the multi-currency Global Aggregate Index and the U.S. Universal Index, which includes high yield and emerging markets debt. Investors cannot invest directly in an index or benchmark.

The Bloomberg US Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the indices’ EM country definition, are excluded. The US Corporate High Yield Index is a component of the US Universal and Global High Yield Indices. Investors cannot invest directly in an index or benchmark.

The performance data quoted here is historical in nature. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense, including underlying funds, is estimated to be 2.05% before fee waivers, per the Fund’s November 8, 2024 prospectus, for Class Y. After fee waivers, the Fund’s total annual operating expenses, excluding acquired fund fees and expenses, is estimated to be 1.95%, for Class Y. The performance data does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-833-510-8133.

Portfolio Analysis as of February 28, 2025
Sector	Percent of Net Assets
Structured Notes	7.7%
Short-Term Investment	91.3%
Other Assets In Excess of Liabilities	1.0%
Total	100.0%

Booster Income Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2025

Principal Amount ($)		Reference Asset	Coupon Rate (%)	Maturity Date	Fair Value
	STRUCTURED NOTES - 7.7%
	INSTITUTIONAL FINANCIAL SERVICES - 7.7%
2,000,000	JPMorgan Chase Financial Company, LLC Structured Note (b)	SPX, RTY, NDX	10.85%	2/27/2026	$2,000,000
	TOTAL STRUCTURED NOTES (Cost $2,000,000)				2,000,000

Shares
	SHORT-TERM INVESTMENT - 91.3%
	MONEY MARKET FUND - 91.3%
23,733,601	First American Government Obligations Fund Class X, 4.28% (a)				23,733,601
	TOTAL SHORT-TERM INVESTMENT (Cost - $23,733,601)

	TOTAL INVESTMENTS - 99.0% (Cost - $25,733,601)				$25,733,601
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%				264,696
	NET ASSETS - 100.0%				$25,998,297

LLC	-	Limited Liability Company

NDX	-	The Nasdaq Composite is a stock market index that includes almost all stocks listed on the Nasdaq stock exchange. Along with the Dow Jones Industrial Average and S&P 500, it is one of the three most-followed stock market indices in the United States. Investors cannot invest directly in an index.

RTY	-	The Russell 2000 Index, often referred to as RTY, is a stock market index that tracks the performance of 2,000 of the smallest companies in the Russell 3000 Index. It’s widely considered a key indicator of the U.S. small-cap stock market. Investors cannot invest directly in an index.

SPX	-	SPX refers to the Standard & Poor’s 500 Index, which is a stock market index that measures the performance of 500 large listed companies in the United States. The S&P 500 index is widely regarded as one of the best measures of the overall performance of the US stock market. Investors cannot invest directly in an index.

(a)	Rate disclosed is the seven day effective yield as of February 28, 2025.

(b)	Assuming no automatic call, the note will pay at least 10.85% per annum interest over the term of the notes, payable at a rate of at least 0.90417% per month.

Booster Income Opportunities Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2025

Assets:
Investments in Securities at Value (identified cost $25,733,601)	$25,733,601
Receivable for Fund Shares Sold	2,223,646
Interest Receivable	16,285
Receivable from Advisor	110
Prepaid Expenses and Other Assets	32,335
Total Assets	28,005,977

Liabilities:
Payable for Securities Purchased	2,000,000
Payable to Related Parties	1,604
Other Accrued Expenses	6,076
Total Liabilities	2,007,680

Net Assets	$25,998,297

Composition of Net Assets:
Net Assets consisted of:
Paid-in-Capital	$25,996,710
Accumulated Earnings	1,587
Net Assets	$25,998,297

Class Y Shares
Net Assets	$25,998,297
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,586,787
Net Asset Value, Offering and Redemption Price Per Share (Net Assets divided by shares outstanding)	$10.05

The accompanying notes are an integral part of these financial statements.

Booster Income Opportunities Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended February 28, 2025*

Investment Income:
Interest Income	$17,198
Total Investment Income	17,198

Expenses:
Investment Advisory Fees	1,016
Administration Fees	45,413
Trustees’ Fees	13,460
Printing Expense	13,245
Registration & Filing Fees	9,328
Transfer Agent Fees	5,046
Fund Accounting Fees	3,335
Audit Fees	1,724
Legal Fees	1,507
Custody Fees	640
Insurance Expense	603
Miscellaneous Expenses	516
Total Expenses	95,833
Less: Fees Waived/Reimbursed by Advisor	(80,758)
Net Expenses	15,075

Net Investment Income	2,123

Net Increase in Net Assets Resulting From Operations	$2,123

*	The Booster Income Opportunities Fund commenced operations on November 15, 2024.

The accompanying notes are an integral part of these financial statements.

Booster Income Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
February 28, 2025 *
(Unaudited)
Operations:
Net Investment Income	$2,123
Net Increase in Net Assets Resulting From Operations	2,123

Distributions to Shareholders From:
Distributions Paid From Earnings
Class Y	(536)
Total Distributions to Shareholders	(536)

From Shares of Beneficial Interest Transactions:
Class Y
Proceeds from Shares Issued	25,996,194
Distributions Reinvested	536
Cost of Shares Redeemed	(20)
Total Class Y	25,996,710

Total From Shares of Beneficial Interest Transactions	25,996,710

Total Increase in Net Assets	25,998,297

Net Assets:
Beginning of Period	—
End of Period	$25,998,297

SHARE ACTIVITY:
Class Y
Shares Issued	2,586,735
Shares Reinvested	54
Shares Redeemed	(2)
Net Increase in Shares of Beneficial Interest	2,586,787

*	The Booster Income Opportunities Fund commenced operations on November 15, 2024.

The accompanying notes are an integral part of these financial statements.

Booster Income Opportunities Fund - Class Y
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Period Ended
	February 28, 2025 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.00
Increase From Operations:
Net investment income (b)	0.02
Net gain from investments (both realized and unrealized)	0.08
Total from operations	0.10

Less Distributions:
From net investment income	(0.05)
Total Distributions	(0.05)

Net Asset Value, End of Period	$10.05	(f)

Total Return (c)	1.04	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$25,998
Ratio to average net assets:
Expenses, Gross (d)	23.84	% (g)
Expenses, Net of Reimbursement (d)	3.75	% (g)
Net investment income, Net of Reimbursement (d)(e)	0.53	% (g)
Portfolio turnover rate	0.00	% (h)

(a)	The Booster Income Opportunities Fund Class Y commenced operations on November 15, 2024.

(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends, returns of capital and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(d)	Does not include expenses of other investment companies in which the Fund invests.

(e)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Not annualized.

(h)	Annualized.

The accompanying notes are an integral part of these financial statements.

Booster Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 28, 2025

1.	ORGANIZATION

Booster Income Opportunities Fund (the “Fund”), was organized as a Delaware statutory trust on April 30, 2024 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund making quarterly repurchases of no less than 5% of its outstanding shares at NAV. The Fund’s investment objective is to seek high current income and attractive risk-adjusted returns. The Fund pursues its investment objective by strategically investing primarily in structured notes.

Booster Asset Management, LLC (the ’‘Adviser’’) serves as the Fund’s investment adviser. Brookstone Asset Management, LLC (the “Sub-Adviser”) serves as the Fund’s sub-adviser.

The Fund will engage in a continuous offering of shares of beneficial interest of Class Y shares, which commenced operations on November 15, 2024, at the prevailing net asset value (“NAV”), which will not be subject to an upfront sales charge, distribution fee or contingent deferred sales charges. Class Y shares are subject to a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager, Chief Executive Officer and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Valuation of Structured Notes – Structured notes are notes where the principal and/or interest rate or value of the structured note is determined by reference to the performance of an underlying reference asset. Underlying reference assets may include a security, a basket of equity securities, a market index or a commodity. Structured notes are valued at fair value based on daily price reporting from the counterparty issuing the structured note.

Security Valuation – Readily marketable portfolio securities listed on a public exchange are valued at their current market values determined on the basis of market quotations obtained from independent pricing services approved by the Board. Such quotes typically utilize official closing prices, generally the last sale price, reported to the applicable securities exchange if readily available. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected by the exchange representing the principal market for such securities. Securities trading on NASDAQ are valued at NASDAQ official closing price. If market or dealer quotations are not readily available or deemed unreliable, the Adviser will determine in good faith, the fair value of such securities. For securities that are fair valued in the ordinary course of Fund operations, the Board has designated the performance of fair value determinations to the Adviser as valuation designee, subject to the Board’s oversight. The Adviser has established a Valuation Committee to help oversee the implementation of procedures for fair value determinations. In determining the fair value of a security for

Booster Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2025

which there are no readily available market or dealer quotations, the Adviser and the Valuation Committee, will take into account all reasonably available information that may be relevant to a particular security including, but not limited to: pricing history, current market level, supply and demand of the respective security; the enterprise value of the portfolio company; the portfolio company’s ability to make payments and its earnings and discounted cash flow, comparison to the values and current pricing of publicly traded securities that have comparable characteristics; comparison to publicly traded securities including factors such as yield, maturity, and credit quality; knowledge of historical market information with respect to the security; fundamental analytical data, such as periodic financial statements, and other factors or information relevant to the security, issuer, or market. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurement. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2025 for the Fund’s assets measured at fair value:

Assets*	Total	Level I	Level 2	Level 3
Structured Note	$2,000,000	$2,000,000	$—	$—
Short-Term Investment	23,733,601	23,733,601	—	—
Total	$25,733,601	$25,733,601	$—	$—

*	Refer to the Portfolio of Investments for industry classifications.

The Fund held no Level 3 securities as of February 28, 2025.

The Fund had no unfunded commitments as of the period ended February 28, 2025.

Booster Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2025

Structured Note Risk – The Fund will primarily invest in structured notes. The structured notes may include investments in structured products, securitizations, and other asset-backed securities. Among other risks, the notes (i) are subject to the risks associated with the underlying assets; (ii) will often be leveraged, which will generally magnify the opportunities for gain and risk of loss; (iii) are highly complex, which may cause disputes as to their terms and impact the valuation and liquidity of such positions; and (iv) often contain significant obstacles to asserting “putback” or similar claims against the notes.

These instruments are notes where the principal and/or interest rate or value of the structured note is determined by reference to the performance of an underlying reference asset. Underlying reference assets may include a security or other financial instrument though the Fund primarily invests in structured notes that reference the performance of a particular underlying equity security. The Fund may also invest in structured notes that reference the performance of a basket of equity securities, a market index or a commodity. The interest and/or principal payments that may be made on a structured note may vary widely, depending on a variety of factors, including the volatility of the underlying reference asset. The performance results of structured notes will not replicate exactly the performance of the underlying reference asset that the notes seek to replicate. Issuers of structured notes can vary and may include corporations, banks, broker-dealers and limited purpose trusts or other vehicles. Structured notes may be exchange traded or traded OTC and privately negotiated.

At February 28, 2025, the aggregate value of such securities amounted to $2,000,000 and the value amounts to 7.7% of the net assets of the Fund.

Liquidity Risk – There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s structured notes and other investments are also subject to liquidity risk. Liquidity risk exists when investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Derivatives Risk – While the Fund will not invest directly in derivative instruments, many of the structured notes in which the Fund invests are linked to the performance of an underlying asset or index through a reference mechanism such as derivative contracts. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk (which may be heightened for highly customized derivatives), interest rate risk, market risk, credit risk, leveraging risk, counterparty risk, tax risk, and management risk, as well as risks arising from changes in applicable requirements. They also involve the risk of mispricing, the risk of unfavorable or ambiguous documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of derivatives may increase or accelerate the amount of taxes payable by common shareholders.

Options Risk – There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Swaps Risk – Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

Futures Risk – The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested.

Booster Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2025

Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Adviser’s Incentive Fee Risk – The Investment Advisory Agreement entitle the Adviser to receive incentive compensation on income regardless of any capital losses. In such case, the Fund may be required to pay the Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of the Fund’s portfolio or if the Fund incurs a net loss for that quarter. Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest that has been accrued but not yet received. If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the Incentive Fee will become uncollectible. The Adviser is not under any obligation to reimburse the Fund for any part of the Incentive Fee they received that was based on accrued income that the Fund never received as a result of a default by an entity on the obligation that resulted in the accrual of such income, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Distributions from Real Estate Investment Trusts – Distribution from Real Estate Investment Trusts are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

Interest Income on Structured Notes – Interest from Structured notes is not accrued daily but is considered as part of the daily valuation and recorded as interest income when earned at the respective coupon payment date.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be filed in the Fund’s August 31, 2025, tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 28, 2025, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income are declared and recorded on a daily basis and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. All or a portion of a distribution may consist of return of capital, shareholders should not assume that the source of a distribution is net income.

Indemnification – The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these

Booster Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2025

arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – The Fund’s investment adviser is Booster Asset Management, LLC (the “Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser has engaged Brookstone Asset Management, LLC (the “Sub-Adviser”), a registered investment adviser under the Advisers Act, to provide ongoing research, recommendations, and portfolio management regarding the Fund’s investment portfolio. The Sub-Adviser is an affiliate of the Adviser.

Pursuant to the Investment Advisory Agreement between the Fund and the Adviser (the “Investment Advisory Agreement”), and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to a fee consisting of two components — a base management fee and an incentive fee. The management fee is calculated and payable monthly in arrears at the annual rate of 1.25% of the Fund’s average daily total assets during such period. The incentive fee is calculated and payable quarterly in arrears in an amount equal to 15.0% of the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s “adjusted capital,” equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up” feature, which allows the Adviser to recover foregone incentive fees that were previously limited by the hurdle rate. For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund’s operating expenses for the quarter (including the management fee, expenses reimbursed to the Adviser for any administrative services provided by the Adviser and any interest expense and distributions paid on any issued and outstanding preferred shares, but excluding the incentive fee). “Adjusted capital” means the cumulative gross proceeds received by the Fund from the sale of shares (including pursuant to the Fund’s Distribution Reinvestment Program (defined below)), reduced by amounts paid in connection with purchases of the Fund’s shares pursuant to the Fund’s quarterly repurchase policy.

The calculation of the incentive fee on pre-incentive fee net investment income for each quarter is as follows:

● No incentive fee is payable in any calendar quarter in which the Fund’s pre-incentive fee net investment income does not exceed the hurdle rate of 1.50% per quarter (or an annualized rate of 6.00%);

● 100% of the Fund’s pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than or equal to 1.7647%. We refer to this portion of the Fund’s pre-incentive fee net investment income (that exceeds the hurdle rate but is less than or equal to 1.7647%) as the “catch-up.” The “catch-up” provision is intended to provide the Adviser with an incentive fee of 15.0% on all of the Fund’s pre-incentive fee net investment income when the Fund’s pre-incentive fee net investment income reaches 1.7647% in any calendar quarter; and

● 15.0% of the amount of the Fund’s pre-incentive fee net investment income, if any, that exceeds 1.7647% in any calendar quarter is payable to the Adviser once the hurdle rate is reached and the catch-up is achieved (15.0% of all pre-incentive fee net investment income thereafter will be allocated to the Adviser). See “Management of the Fund – Investment Adviser – Management and Incentive Fees.”

The Adviser has entered into a fee waiver agreement with the Fund under which it has agreed to waive or reduce its fees by 0.25% of the average daily net assets of the Fund through July 17, 2026, and may be terminated by the Board of Trustees at any time. The Advisor cannot recoup from the Fund any amounts paid by the Adviser under the fee waiver agreement. The Adviser and the Fund have also entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has contractually agreed to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including all organizational and offering expenses, but excluding interest, brokerage commissions, incentive fees, acquired fund fees and expenses and extraordinary expenses), to the extent that such expenses exceed 1.95% per annum of the Fund’s average daily net assets attributable to Class Y shares (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (2) the reimbursement may

Booster Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2025

not be made if it would cause the lesser of the Expense Limitation in place at the time of waiver or at the time of reimbursement to be exceeded. The Expense Limitation Agreement will remain until July 17, 2026, unless and until the Board approves its modification or termination. The Fund does not anticipate that the Board will terminate the Expense Limitation Agreement during this period. The Expense Limitation Agreement may be terminated only by the Board on 60 days’ written notice to the Adviser. After July 17, 2026, the Expense Limitation Agreement may be renewed at the Adviser’s discretion.

During the period ended February 28, 2025 the Adviser waived fees of $806 and reimbursed $79,952 of previously waived fees, which are subject to recapture by the Adviser by August 31, 2027.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of UFS and are not paid any fees directly by the Fund for servicing in such capacities.

In addition, certain affiliates of UFS provide services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Distributor – The distributor of the Fund is Ultimus Fund Solutions, LLC (“UFS”), (the “Distributor”). The Board has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. The Fund’s shares are offered for sale through the Distributor at NAV. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market marker in Fund shares. Class Y shares are not currently subject to a Distribution Fee.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended February 28, 2025, the Distributor received $0 in underwriting commissions for sales of the Fund’s shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended February 28, 2025, amounted to $2,000,000 and $0, respectively.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of February 28, 2025, Charles Schwab held 91.7% of the Fund and may be deemed to control the Fund.

Booster Income Opportunities Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2025

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at February 28, 2025, was as follows:

Cost for Federal Tax purposes	$25,733,601

Unrealized Appreciation	$—
Unrealized Depreciation	—
Tax Net Unrealized Depreciation	$—

7.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Booster Income Opportunities Fund currently invests a portion of its assets in the First American Government Obligations Fund - Class X (“First American”). First American is registered under the 1940 Act as an open-end management investment company. The Fund may redeem the security at any time if the Adviser determines that it is in the best interest of the Booster Income Opportunities Fund and its shareholders to do so.

The performance of the Booster Income Opportunities Fund will be directly affected by the performance of the First American. The financial statements of the First American, including the portfolio of investments, can each be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of February 28, 2025, the percentage of Booster Income Opportunities Fund’s net assets invested in First American was 91.3%.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Booster Income Opportunities Fund
ADDITIONAL INFORMATION
February 28, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures - Not applicable

Remuneration Paid to Directors, Officers and Others

The aggregate compensation paid, on behalf of the Fund, to the Trustees for the period of this report was $1,085. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the Fund, and no compensation was paid to any person of whom any officer or director of the Fund is an affiliated person.

Statement Regarding Basis for Approval of Investment Advisory Agreement

In connection with the Board meeting held on July 18, 2024, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Adviser, with respect to the Fund (the “Investment Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement. In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Adviser.

In deciding on whether to approve the Investment Advisory Agreement, the Trustees considered numerous factors, including:

Nature, Extent and Quality of Services. The Trustees reviewed materials provided by the Adviser regarding the nature, extent and quality of the services to be provided to the Fund by the Adviser, including an overview of the Adviser and the personnel that would perform services for the Fund. The Trustees reviewed the most recent Form ADV for the Adviser and considered the qualifications, background and responsibilities of the members of the Adviser’s portfolio management team who would oversee the day-to-day investment management and operations of the Fund.

Performance. The Trustees considered that the Fund is newly formed and, as such, does not have a record of prior performance to submit at the Meeting. The Trustees noted that the Adviser did not have performance information to present of other accounts because the Adviser was newly formed and, as such, does not have a record of prior performance to present. The Trustees also noted that the Sub-Adviser would have day to day responsibility for managing the Fund’s portfolio. The Trustees concluded that, based on the Fund’s investment strategy and the Adviser’s presentation, the Adviser had the expertise to fulfill the Fund’s investment mandate.

Fees and Expenses. The Trustees next considered information regarding the proposed management fee for the Fund. They compared the Fund’s proposed management fee to expense information for the Fund’s peer group, as presented by the Adviser, noting that the management fee was below peer group and category average. Upon further consideration and discussion of the foregoing, the Board determined that the fee to be paid to the Adviser was fair and reasonable in relation to the nature and quality of the services to be provided by the Adviser and that it reflected charges that were within a range of what could have been negotiated at arm’s length.

Profitability. The Trustees considered the Adviser’s anticipated profitability. The Trustees considered that the Fund is not yet operational, and no record of profitability exists. The Trustees also took into account

Booster Income Opportunities Fund
ADDITIONAL INFORMATION
February 28, 2025

the Adviser’s estimated costs of managing the Fund and information provided by the Adviser regarding its financial condition noting that the Fund was expected to be profitable for the Adviser in both the first and second year of operations.

Economies of Scale. The Trustees considered whether the Adviser would realize economies of scale with respect to its management of the Fund. The Trustees noted that the Fund would not immediately realize economies of scale upon launch. The Trustees reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale in the future as the Fund grows. The Trustees determined that the management fee would remain the same regardless of the Fund’s asset levels. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the Fund grows.

Conclusion. The Trustees, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the proposed Investment Advisory Agreement, with the Independent Trustees having met in executive session with counsel, determined that approval of the Investment Advisory Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders.

In connection with the Board meeting held on July 18, 2024, the Board, including a majority of the Independent Trustees, discussed the approval of a sub-advisory agreement between the Adviser and the Sub-Adviser, with respect to the Fund (the “Sub-Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sub- Advisory Agreement. In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by the Sub-Adviser.

In deciding on whether to approve the Sub-Advisory Agreement, the Trustees considered numerous factors, including:

Nature, Extent and Quality of Services. The Trustees reviewed materials provided by the Sub-Adviser regarding the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser, including an overview of the Sub-Adviser and the personnel that would perform services for the Fund. The Trustees reviewed the most recent Form ADV for the Sub-Adviser and considered the qualifications, background and responsibilities of the members of the Sub-Adviser’s portfolio management team.

Performance. The Trustees considered that the Fund is newly formed and as such does not have a record of prior performance to submit at the Meeting. However, the Trustees reviewed the performance of other accounts managed by the Sub- Adviser with a similar strategy as the Fund. The Trustees concluded that, based on the Fund’s investment strategy and the Sub-Adviser’s presentation, the Sub-Adviser had the expertise to fulfill the Fund’s investment mandate.

Fees and Expenses. The Trustees next considered information regarding the proposed sub -advisory fee for the Fund. They compared the Fund’s proposed sub-advisory fee to the fee charged to the Sub-Adviser’s other similar accounts and noted that the proposed sub-advisory fee is lower than that charged to other managed accounts. The Trustees found that the proposed sub-advisory fee rate appeared reasonable for the management of the Fund’s portfolio under the strategy described for the initial term of the Sub-Advisory Agreement.

Booster Income Opportunities Fund
ADDITIONAL INFORMATION
February 28, 2025

Profitability. The Trustees considered the Sub -Adviser’s anticipated profitability. The Trustees considered that the Fund is not yet operational, and no record of profitability exists. The Trustees also took into account the Sub-Adviser’s estimated costs of managing the Fund and information provided by the Sub-Adviser regarding its financial condition noting that the Fund was expected to be profitable for the Sub-Adviser in both the first and second year of operations.

Conclusion. The Trustees, having requested and received such information from the Sub -Adviser as it believed reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreement, with the Independent Trustees having met in executive session with counsel, determined at this time that approval of the Sub-Advisory Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders.

PRIVACY notice
FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: ▪ Social Security number ▪ Purchase History ▪ Assets ▪ Account Balances ▪ Retirement Assets ▪ Account Transactions ▪ Transaction History ▪ Wire Transfer Instructions ▪ Checking Account Information When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons chosen to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1- (631) 490-4300

Who we are
Who is providing this notice?	The Fund
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ The Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Fund does not jointly market.

Investment Adviser
Booster Asset Management, LLC
1745 S Naperville Road, Suite 200
Wheaton, IL 60189

Investment Sub-Adviser
Brookstone Asset Management, LLC
1745 S Naperville Road, Suite 200
Wheaton, IL 60189

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive Suite 450
Cincinnati, OH 45246

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30tth as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-833-510-8133 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-833-510-8133.

Booster-SAR24

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 1 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable – Closed-End Fund

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 1

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust Name: Alternative Strategies Income Fund

By	/s/ Dean Zayed
Dean Zayed
Principal Executive Officer/President
Date: 05/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Dean Zayed
Dean Zayed
Principal Executive Officer/President
Date: 05/08/2025

By	/s/ Jessica Chase
Jessica Chase
Principal Financial Officer/Treasurer
Date: 05/08/2025